EQUITY PLANS AND SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation Cost by Line Item

The share-based compensation expense recognized in the Consolidated Statements of Operations was as follows:

	For the Year Ended December 31,
	2020	2019
Research and development	$—	$—
Selling, general and administrative	—	21,000
Total share-based compensation cost	$—	$21,000

Stock Option Activity

The following table summarizes stock option activity within the Stock Option Plan:

	Stock Option Shares	Weighted Average Remaining Contractual Life in Years
Outstanding at December 31, 2018	110	5.18
Granted	—
Exercised	—
Canceled	(13)
Outstanding at December 31, 2019	97	5.18
Granted	—
Exercised	—
Canceled	—
Outstanding and Exercisable at December 31, 2020	97	4.43